Goodwill (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Carrying Amount of Goodwill

The changes in the carrying amount of goodwill by reporting units are presented in the table below:

	Technology	Mobility	Factory	Total
Balance at December 31, 2016	$12,623	$-	$-	$12,623
Business acquisitions (Note 3)	-	16,068	12,680	28,748
Currency translations	-	1,216	-	1,216
Balance at December 31, 2017	$12,623	$17,284	$12,680	$42,587